Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)			12 Months Ended
	Nov. 01, 2019	Oct. 31, 2019	Dec. 31, 2020
Computer hardware
Property, Plant and Equipment [Line Items]
Estimated useful life			3 years
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life			3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years
Internally used vehicles and charging systems
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life			12 years
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years
Tooling
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years
Leased batteries
Property, Plant and Equipment [Line Items]
Estimated useful life			12 years
Leased vehicles and charging systems
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years
Demo vehicles | Change in estimated useful life
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	12 years